Unaudited Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 45,385	$ 55,449
Receivables, net of allowance for bad debts of $1.3 million (2021: $0.5 million)	51,921	20,304
Prepaid expenses and other assets	4,224	3,511
Advances and deposits	11,547	3,551
Inventories	18,638	11,095
Vessel held for sale	26,938	0
Current portion of derivative assets	5,773	307
Total current assets	164,426	94,217
Non-current assets
Investments and other assets, net	11,481	11,082
Vessels and vessel equipment, net	544,653	603,227
Deferred drydock expenditures, net	4,627	8,879
Advances for ballast water treatment systems	2,066	2,033
Amount receivable in respect of finance leases	0	2,880
Non-current portion of derivative assets	561	982
Operating lease, right-of-use asset	5,229	1,232
Total non-current assets	568,617	630,315
TOTAL ASSETS	733,043	724,532
Current liabilities
Accounts payable	6,390	8,578
Accrued expenses and other liabilities	13,844	10,742
Deferred revenue	1,455	2,070
Accrued interest on debt and finance leases	828	651
Current portion of long-term debt	15,138	15,103
Current portion of finance lease obligations	24,909	21,084
Current portion of operating lease obligations	2,293	273
Total current liabilities	64,857	58,501
Non-current liabilities
Non-current portion of long-term debt	118,282	129,998
Non-current portion of finance lease obligations	173,114	205,371
Non-current portion of operating lease obligations	2,665	722
Other non-current liabilities	943	943
Total non-current liabilities	295,004	337,034
TOTAL LIABILITIES	359,861	395,535
Redeemable Preferred Stock
Cumulative redeemable preferred stock	37,043	37,043
Stockholders' equity
Common stock	391	364
Additional paid in capital	445,051	426,102
Accumulated other comprehensive income	5,253	1,044
Treasury stock	(15,636)	(15,636)
Accumulated deficit	(98,920)	(119,920)
Total stockholders' equity	336,139	291,954
Total redeemable preferred stock and stockholders' equity	373,182	328,997
TOTAL LIABILITIES, REDEEMABLE PREFERRED STOCK AND EQUITY	$ 733,043	$ 724,532